Long-Term Debt	12 Months Ended
Dec. 31, 2021
Long Term Debt
Long-Term Debt
7.	Long-Term Debt

The Company’s credit facilities and related balances were as follows:

	December 31
	2021	2020
Mortgages	$7,380	$5,423
Equipment financing loan	5,067	1,007
Retail facility	1,904	—
Loan and security agreement	—	6,500
Credit facility	8,000	—
Promissory note	10,000	—
Notes payable	2,779	565
Total principal	35,130	13,495
Less debt issuance costs	(439)	(459)
Long-term debt, net	$34,691	$13,036
Current maturities:
Current maturities of principal	12,273	1,030
Less current portion of debt issuance costs	(294)	(164)
Current maturities of long-term debt, net	11,979	866
Long-term debt:
Non-current principal	22,857	12,465
Non-current portion of debt issuance costs	(145)	(295)
Long-term debt, net	$22,712	$12,170

Future contractual maturities of credit facilities as of December 31, 2021 are as follows:

Year ending December 31:
2022	$12,273
2023	10,309
2024	2,065
2025	6,320
2026	2,577
Thereafter	1,586
$35,130

Debt Issuance Costs

The Company capitalizes fees associated with the origination of its credit facilities which are presented in the consolidated balance sheets as a direct deduction from the carrying amount of the related loans. The debt issuance costs are amortized using the effective interest method. The Company incurred debt issuance costs of $338 and $592 for the years ended December 31, 2021 and 2020, respectively. Amortization of the debt issuance costs for the years ended December 31, 2021, 2020 and 2019 was $358, $133 and $314, respectively, and are included in interest expense in the consolidated statements of operations.

Mortgages

In July 2020, the Company entered into mortgage loan agreements to refinance the purchase of buildings for a total of $5,500 at an interest rate of 3.67% per annum. The loans are secured by the real property financed. The loans mature on July 29, 2025. The loans are payable in monthly installments of principal and interest of $32 commencing on August 29, 2020.

In April 2021, the Company entered into a mortgage loan agreement to purchase a building for a total of $2,200 at an interest rate of 3.60% per annum. The loan is secured by the real property financed. The loan matures on April 29, 2026. The loan is payable in monthly installments of principal and interest of $13 that commenced on May 29, 2021.

The mortgage loans require quarterly financial covenants related to cash flows, dividends and distributions. As of December 31, 2021, the Company was in compliance with all covenants related to these mortgage loan agreements.

Equipment Financing Loan

In July 2020, the Company entered into an equipment financing agreement which provided a credit line totaling $3,250 at an interest rate of LIBOR plus 3.5%. The credit line is secured by the equipment financed. The equipment financing agreement matures the earlier of (i) five years subsequent to the equipment project completion or (ii) August 1, 2026.

In April 2021, the Company increased its equipment credit line by $10,000. Further, in July 2021, an additional $6,000 was added to the available credit on the equipment finance loan. In September 2021, $1,998 outstanding on the equipment credit line was converted to a 60-month term loan at an interest rate of 4.05% to be utilized for retail expansion (Retail Facility). As of December 31, 2021, the Company has available credit under the equipment credit line and Retail Facility of $8,183 and $4,096, respectively.

Loan and Security Agreement and Credit Facility

In January 2020, the Company entered into a Loan and Security Agreement which provided two funding tranches to the Company, Term A and Term B. Term A was for $4,000 and was immediately available to be drawn. Term B was for $6,000 in which funds could be withdrawn monthly in minimum installments of $500. After repayment, no funds could be reborrowed.

In April 2021, the Company entered into a $10,000 revolving line of credit agreement (“Credit Facility”). Borrowings under the Credit Facility were used to pay off the Loan and Security Agreement of $6,500.

In November 2021, the Company entered into an amendment to increase the Credit Facility to $25,000. Interest only payments are due and payable in installments commencing November 30, 2021 and continue regularly until the entire amount outstanding is due on June 30, 2023. Borrowings under the Credit Facility are subject to a borrowing base on qualified collateral values. As of December 31, 2021, the interest rate for the Credit Facility was the Prime rate plus 1% and the amount of borrowings available was $1,771.

Promissory Note

In November 2021, the Company entered into a revolving loan agreement to borrow an aggregate principal amount not to exceed $15,000 (the “Promissory Note”). The Promissory Note matures on June 30, 2022 (“Initial Maturity”) with an option to extend the term by one year to June 30, 2023 (“Extended Maturity”). The Promissory Note accrues interest of 7% per annum until Initial Maturity and then 12% per annum until the Extended Maturity. As of December 31, 2021, the amount of borrowings available was $5,000.

Notes Payable

As discussed in Note 9, in December 2019, the Company entered into a note payable agreement for $1,000 due January 5, 2022. The note was payable in monthly installments of principal and interest of $46 and carried an interest rate of 9.0%. The note was fully repaid in December 2021.

In May 2021, the Company entered into a note payable agreement for $365 at an interest rate of 1.07% per annum. The note matures on May 14, 2025. The loan is payable in four annual installments of principal commencing in May 2021. As of December 31, 2021, the outstanding balance on this note payable is $273.

In July and September 2021, the Company entered into note payable agreements for $2,588 at an interest rate of approximately 1% per annum to repurchase incentive units from former employees. The notes are payable in four annual installment payments. As of December 31, 2021, the outstanding balance on this note payable is $2,506.